Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges (Abstract)
Loan fees net of accumulated amortization	$ 4,641	$ 4,036
Deferred charges consisted of dry-docking and special survey costs	$ 13,327	$ 10,672